Related party disclosure - Summary of Transactions And Balances With Other Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of transactions between related parties [line items]
Salary advance	₨ 55	$ 1	₨ 950
Put options exercised during the year (refer Note 21)	980	12
Entities Owned Or Significantly Influenced By Key Management Personnel | ReNew Foundation
Disclosure of transactions between related parties [line items]
Contribution for activities related to corporate social responsibility	22	0	₨ 0	₨ 0
Key Managerial Personnel (KMP)
Disclosure of transactions between related parties [line items]
Salary advance				₨ 11
Put options exercised during the year (refer Note 21)	₨ 980	$ 12